united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 8/31

Date of reporting period: 2/28/18

Item 1. Reports to Stockholders.

Anchor Tactical Credit Strategies Fund
Institutional Class (ATCSX)

Anchor Tactical Equity Strategies Fund
Institutional Class (ATESX)

Anchor Tactical Municipal Strategies Fund
Institutional Class (ATMSX)

Anchor Tactical Real Estate Fund
Institutional Class (ARESX)

Semi-Annual Report
February 28, 2018

1-844-594-1226
www.anchorcapitalfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Anchor Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

Anchor Tactical Credit Strategies Fund
Portfolio Review (Unaudited)
February 28, 2018

The Fund’s Institutional Class performance figures for the periods ended February 28, 2018, compared to its benchmark:

			Annualized
			Since
	Six Months	One Year	Inception*
Anchor Tactical Credit Strategies Fund - Institutional Class	0.77%	1.50%	2.55%
HFRX Absolute Return Index**	1.29%	3.44%	1.83%

*	The Fund commenced operations on September 29, 2015.

**	The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies including, but not limited to, convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis, multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques to ensure that each Index is a pure representation of its corresponding investment focus. Investors cannot invest directly in an index, and unlike the Fund, returns do not reflect any fees, expenses or sales charges.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The Fund’s total expenses, as shown in the December 29, 2017 registration statement, is 2.97%. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights. The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through August 31, 2018, (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Fund’s average daily net assets. For performance information current to the most recent month-end, please call 1-844-594-1226.

Portfolio Composition (Unaudited)

% of Net Assets
Exchange Traded Funds-Debt Funds	84.5%
Other Assets Less Liabilities	15.5%
Total	100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Anchor Tactical Equity Strategies Fund
Portfolio Review (Unaudited)
February 28, 2018

The Fund’s Institutional Class performance figures for the periods ended February 28, 2018, compared to its benchmark:

			Annualized
			Since
	Six Months	One Year	Inception*
Anchor Tactical Equity Strategies Fund - Institutional Class	11.63%	15.83%	15.93%
S&P 500 Total Return Index**	10.84%	17.10%	18.10%

*	The Fund commenced operations on September 6, 2016.

**	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes there investment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through August 31, 2018, (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Fund’s average daily net assets. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s December 29, 2017 prospectus, the Fund’s Total Annual Operating Expense Ratio is 2.51%. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

Portfolio Composition (Unaudited)

% of Net Assets
Exchange Traded Funds-Equity Funds	79.7%
Other Assets Less Liabilities	20.3%
Total	100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Anchor Tactical Municipal Strategies Fund
Portfolio Review (Unaudited)
February 28, 2018

The Fund’s Institutional Class performance figures for the periods ended February 28, 2018, compared to its benchmark:

			Annualized
			Since
	Six Months	One Year	Inception*
Anchor Tactical Municipal Strategies Fund - Institutional Class	(1.31)%	0.97%	(1.88)%
Bloomberg Barclays Municipal Index**	(1.24)%	2.50%	(0.16)%

*	The Fund commenced operations on September 6, 2016.

**	The Bloomberg Barclays Municipal Index covers the USD-denominated long-term tax exempt bond market. Investors cannot invest directly in an index or benchmark. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through August 31, 2018, (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Fund’s average daily net assets. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s December 29, 2017 prospectus, the Fund’s Total Annual Operating Expense Ratio is 2.43%. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

Portfolio Composition (Unaudited)

% of Net Assets
Open-End Funds-Debt Funds	81.0%
Exchange Trade Fund-Debt Fund	11.0%
Other Assets Less Liabilities	8.0%
Total	100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Anchor Tactical Real Estate Fund*
Portfolio Review (Unaudited)
February 28, 2018

The Fund’s Institutional Class performance figures for the periods ended February 28, 2018, compared to its benchmark:

			Annualized
			Since
	Six Months	One Year	Inception*
Anchor Tactical Real Estate Strategies Fund - Institutional Class	(0.53)%	0.29%	(1.98)%
Dow Jones U.S. Select Real Estate Securities Total Return Index**	(8.87)%	(9.88)%	(8.81)%

*	The Fund commenced operations on September 6, 2016.

**	The Dow Jones U.S. Select Real Estate Securities Total Return Index is designed to measure the performance of publicly traded real estate securities. Investors cannot invest directly in an index or benchmark. The index is designed to serve as a proxy for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through August 31, 2018, (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Fund’s average daily net assets. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s December 29, 2017 prospectus, the Fund’s Total Annual Operating Expense Ratio is 2.33%. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

Portfolio Composition (Unaudited)

% of Net Assets
Exchange Traded Funds-Debt Funds	10.7%
Exchange Traded Funds-Equity Funds	27.7%
Securities Sold Short	(21.2)%
Other Assets Less Liabilities	82.8%
Total	100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Anchor Tactical Credit Strategies Fund
PORTFOLIO OF INVESTMENTS(Unaudited)
February 28, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 84.5%
	DEBT FUNDS - 84.5%
300,000	iShares iBoxx $ High Yield Corporate Bond ETF	$25,854,000
262,294	ProShares UltraShort 20+ Year Treasury*	10,066,844
650,000	SPDR Bloomberg Barclays High Yield Bond ETF	23,536,500
	TOTAL EXCHANGE TRADED FUNDS (Cost - $59,732,787)	59,457,344

	TOTAL INVESTMENTS(Cost - $59,732,787)(a) - 84.5%	$59,457,344
	CASH & OTHER ASSETS LESS LIABILITIES - 15.5%	10,945,156
	NET ASSETS - 100.0%	$70,402,500

ETF - Exchange Traded Fund

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $60,381,414 and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$—
Unrealized Depreciation:	(924,070)
Net Unrealized Depreciation:	$(924,070)

See accompanying notes to financial statements.

Anchor Tactical Equity Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 79.7%
	EQUITY FUNDS - 79.7%
365,303	Powershares QQQ Trust Series 1	$61,082,315
45,000	SPDR S&P 500 ETF Trust	12,224,250
	TOTAL EXCHANGE TRADED FUNDS (Cost - $72,839,663)	73,306,565

	TOTAL INVESTMENTS (Cost - $72,839,663)(a) - 79.7%	$73,306,565
	CASH & OTHER ASSETS LESS LIABILITIES - 20.3%	18,669,010
	NET ASSETS - 100.0%	$91,975,575

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $72,839,663 and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,319,459
Unrealized Depreciation:	(852,557)
Net Unrealized Appreciation:	$466,902

See accompanying notes to financial statements.

Anchor Tactical Municipal Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2018

Shares		Value
	EXCHANGE TRADED FUND - 11.0%
	DEBT FUND - 11.0%
150,000	ProShares UltraShort 20+ Year Treasury*	$5,757,000
	TOTAL EXCHANGE TRADED FUND (Cost - $5,850,031)

	OPEN-END FUNDS - 81.0%
	DEBT FUNDS - 81.0%
645,440	American Century Short-Term Government Fund - Investor Class	6,099,408
1,733,952	Goldman Sachs Short Duration Tax-Free Fund - Institutional Class	18,154,480
1,690,508	Nuveen Limited Term Municipal Bond Fund - Institutional Class	18,257,481
	TOTAL OPEN-END FUNDS (Cost - $42,528,709)	42,511,369

	TOTAL INVESTMENTS(Cost - $48,378,740)(a) - 92.0%	$48,268,369
	CASH & OTHER ASSETS LESS LIABILITIES - 8.0%	4,179,210
	NET ASSETS - 100.0%	$52,447,579

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $48,378,740 and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$—
Unrealized Depreciation:	(110,371)
Net Unrealized Depreciation:	$(110,371)

See accompanying notes to financial statements.

Anchor Tactical Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2018

Shares		Value
	EXCHANGE TRADED FUNDS - 38.4%
	DEBT FUND - 10.7%
300,000	ProShares UltraShort 20+ Year Treasury*	$11,514,000
	TOTAL DEBT FUND (Cost - $11,641,290)

	EQUITY FUNDS - 27.7%
50,000	iShares Mortgage Real Estate Capped ETF	2,037,000
354,948	iShares U.S. Real Estate ETF	26,028,337
75,000	VanEck Vectors Mortgage REIT Income ETF	1,620,750
	TOTAL EQUITY FUNDS (Cost - $30,280,734)	29,686,087

	TOTAL EXCHANGE TRADED FUNDS (Cost - $41,922,024)	41,200,087

	TOTAL INVESTMENTS(Cost - $41,922,024)(a) - 38.4%	$41,200,087
	SECURITIES SOLD SHORT (Premiums Received - $24,010,627) - (21.2)%	(22,738,500)
	CASH AND OTHER ASSETS LESS LIABILITIES - 82.8%	88,684,989
	NET ASSETS - 100.0%	$107,146,576

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,934,989 and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,272,127
Unrealized Depreciation:	(745,529)
Net Unrealized Appreciation:	$526,598

SECURITIES SOLD SHORT - (21.2)%
EXCHANGE-TRADED FUND - (21.2)%
EQUITY FUNDS - (21.2)%
(310,000)	Vanguard REIT ETF (Premiums Received - $24,010,627)	$(22,738,500)

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
February 28, 2018

		Anchor Tactical	Anchor Tactical
	Anchor Tactical Credit	Equity Strategies	Municipal	Anchor Tactical
	Strategies Fund	Fund	Strategies Fund	Real Estate Fund

ASSETS
Investment securities:
At cost	$59,732,787	$72,839,663	$48,378,740	$41,922,024
At value	$59,457,344	$73,306,565	$48,268,369	$41,200,087
Cash	28,832,887	38,075,760	4,439,363	63,789,582
Deposit with Broker	15,346,895	—	92	24,896,929
Receivable for Fund shares sold	141,665	260,206	66,265	548,579
Dividends and interest receivable	18,709	16,546	154,554	23,996
Prepaid expenses	27,352	37,125	37,256	39,919
TOTAL ASSETS	103,824,852	111,696,202	52,965,899	130,499,092

LIABILITIES
Securities sold short (Premiums received of $- , $- , $-, and $24,010,627, respectively)	—	—	—	22,738,500
Payable for investments purchased	32,931,442	19,405,922	—	—
Payable for Fund shares redeemed	310,048	154,937	390,800	410,924
Investment advisory fees payable	88,963	107,524	66,516	131,597
Distribution (12b-1) fees payable	12,963	16,801	10,393	20,562
Payable to related parties	30,748	8,842	21,175	19,793
Accrued expenses and other liabilities	48,188	26,601	29,436	31,140
TOTAL LIABILITIES	33,422,352	19,720,627	518,320	23,352,516
NET ASSETS	$70,402,500	$91,975,575	$52,447,579	$107,146,576

Net Assets Consist Of:
Paid in capital	71,044,160	82,966,746	55,952,587	108,316,901
Accumulated undistributed net investment income (loss)	(479,061)	(362,241)	64,048	(134,965)
Accumulated net realized gain (loss) from investments and securities sold short	112,844	8,904,168	(3,458,685)	(1,585,550)
Net unrealized appreciation (depreciation) on investments	(275,443)	466,902	(110,371)	550,190
NET ASSETS	$70,402,500	$91,975,575	$52,447,579	$107,146,576
Institutional Class
Net Assets	$70,402,500	$91,975,575	$52,447,579	$107,146,576
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,064,493	7,898,638	5,452,387	11,148,652
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)	$9.97	$11.64	$9.62	$9.61

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended February 28, 2018

		Anchor Tactical	Anchor Tactical
	Anchor Tactical Credit	Equity Strategies	Municipal Strategies	Anchor Tactical
	Strategies Fund	Fund	Fund	Real Estate Fund
INVESTMENT INCOME
Dividends	$1,669,760	$337,055	$1,299,883	$1,968,998
Interest	43,450	43,034	2,458	57,129
TOTAL INVESTMENT INCOME	1,713,210	380,089	1,302,341	2,026,127

EXPENSES
Investment advisory fees	640,729	565,597	497,920	823,188
Dividend expense on securities sold short	217,457	—	—	—
Distribution (12b-1) fees	100,114	88,374	77,800	128,623
Interest expense on securities sold short	68,656	—	—	11,270
Administrative services fees	41,766	27,464	33,650	42,862
Accounting services fees	20,753	12,965	16,310	21,382
Registration fees	17,356	1,085	1,134	1,035
Printing and postage expenses	10,809	6,745	8,503	11,120
Trustees’ fees and expenses	9,369	5,907	7,456	9,717
Legal fees	8,927	10,387	12,376	9,388
Audit fees	8,431	8,428	8,428	8,428
Custodian fees	6,918	4,324	5,438	7,128
Compliance officer fees	5,146	3,241	4,065	5,331
Transfer agent fees	4,583	2,870	3,612	4,733
Miscellaneous expense	4,324	2,696	3,389	4,453
Insurance expense	3,604	2,247	2,834	3,707
Offering cost	300	—	—	—
TOTAL EXPENSES	1,169,242	742,330	682,915	1,092,365
NET INVESTMENT INCOME (LOSS)	543,968	(362,241)	619,426	933,762

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	921,180	8,909,687	173,843	(567,608)
Securities sold short	9,151	—	(7,059)	849,395
Net change in unrealized (depreciation) on Investments	(886,979)	(794,018)	(1,522,341)	(1,851,004)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	43,352	8,115,669	(1,355,557)	(1,569,217)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$587,320	$7,753,428	$(736,131)	$(635,455)

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Anchor Tactical		Anchor Tactical
	Credit Strategies Fund		Equity Strategies Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Period Ended
	February 28, 2018	August 31, 2017**	February 28, 2018	August 31, 2017*
	(Unaudited)		(Unaudited)
FROM OPERATIONS:
Net investment income (loss)	$543,968	$2,677,541	$(362,241)	$(680,438)
Net realized gain from investments and securities sold short	930,331	481,665	8,909,687	5,314,814
Net change in unrealized appreciation (depreciation) on investments	(886,979)	(621,079)	(794,018)	1,260,920
Net increase in net assets resulting from operations	587,320	2,538,127	7,753,428	5,895,296

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income ($0.13, $0.28, $-, and $- per share, respectively)	(1,041,231)	(3,246,985)	—	—
From net realized gains ($0.04, $0.14, $0.67, and $0.09 per share, respectively)	(292,634)	(1,889,257)	(4,171,001)	(494,486)
Net decrease in net assets from distributions to shareholders	(1,333,865)	(5,136,242)	(4,171,001)	(494,486)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	15,402,915	76,542,727	39,025,123	101,395,585
Reinvestment of dividends	1,333,201	5,136,214	4,171,001	494,486
Payments for shares redeemed	(36,371,222)	(132,097,375)	(15,168,770)	(46,988,836)
Redemption fees	—	33,631	—	63,749
Net increase (decrease) in net assets from shares of beneficial interest	(19,635,106)	(50,384,803)	28,027,354	54,964,984

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,381,651)	(52,982,918)	31,609,781	60,365,794

NET ASSETS
Beginning of Period	90,784,151	143,767,069	60,365,794	—
End of Period ǂ	$70,402,500	$90,784,151	$91,975,575	$60,365,794
ǂ Includes accumulated undistributed net investment income (loss) of:	$(479,061)	$18,202	$(362,241)	$—

SHARE ACTIVITY
Institutional Class:
Shares sold	1,531,800	7,556,618	3,388,009	9,848,475
Shares reinvested	133,715	510,508	373,077	48,622
Shares redeemed	(3,622,812)	(13,056,325)	(1,326,403)	(4,433,142)
Net increase (decrease) in shares of beneficial interest outstanding	(1,957,297)	(4,989,199)	2,434,683	5,463,955

*	The Fund commenced operations on September 6, 2016.

**	Formerly the Investor Class of the Anchor Tactical Credit Strategies Fund.

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Anchor Tactical		Anchor Tactical
	Municipal Strategies Fund		Real Estate Fund
	For the	For the	For the	For the
	Six Months Ended	Period Ended	Six Months Ended	Period Ended
	February 28, 2018	August 31, 2017*	February 28, 2018	August 31, 2017*
	(Unaudited)		(Unaudited)
FROM OPERATIONS:
Net investment income (loss)	$619,426	$19,929	$933,762	$(165,245)
Net realized gain (loss) from investments and securities sold short	166,784	(3,625,469)	281,787	(1,870,724)
Distributions of capital gains from underlying investment companies	—	—	—	3,387
Net change in unrealized appreciation (depreciation) on investments	(1,522,341)	1,411,970	(1,851,004)	2,401,194
Net increase (decrease) in net assets resulting from operations	(736,131)	(2,193,570)	(635,455)	368,612

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income ($0.10, $0.00** and $0.10, and $- per share, respectively)	(625,016)	(20,276)	(1,068,727)	—
Net decrease in net assets from distributions to shareholders	(625,016)	(20,276)	(1,068,727)	—

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	6,984,166	152,128,877	39,136,944	141,010,033
Reinvestment of dividends	624,983	20,276	1,063,431	—
Payments for shares redeemed	(24,863,423)	(78,968,814)	(30,595,347)	(42,171,831)
Redemption fees	—	96,507	—	38,916
Net increase (decrease) in net assets from shares of beneficial interest	(17,254,274)	73,276,846	9,605,028	98,877,118

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,615,421)	71,063,000	7,900,846	99,245,730

NET ASSETS
Beginning of Period	71,063,000	—	99,245,730	—
End of Period ǂ	$52,447,579	$71,063,000	$107,146,576	$99,245,730
ǂ Includes accumulated undistributed net investment income (loss) of:	$64,048	$69,638	$(134,965)	$—

SHARE ACTIVITY
Institutional Class:
Shares sold	714,310	15,365,338	3,990,166	14,576,799
Shares reinvested	64,455	2,061	106,893	—
Shares redeemed	(2,542,730)	(8,151,047)	(3,121,305)	(4,403,901)
Net increase (decrease) in shares of beneficial interest outstanding	$(1,763,965)	7,216,352	975,754	10,172,898

*	The Fund commenced operations on September 6, 2016.

**	Amount is less than $0.05.

See accompanying notes to financial statements.

Anchor Tactical Credit Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

	Institutional Class **
	For the		For the	Period
	Six Months Ended		Year Ended	Ended
	February 28, 2018		August 31, 2017	August 31, 2016*
	(Unaudited)
Net asset value, beginning of period	$10.06		$10.26	$10.00
Activity from investment operations:
Net investment income (1)	0.07		0.23	0.07
Net realized and unrealized gain (loss) on investments	0.01		(0.01)	0.25
Total from investment operations	0.08		0.22	0.32
Less distributions:
From net investment income	(0.13)		(0.28)	(0.06)
From net realized gains	(0.04)		(0.14)	—
Total distributions	(0.17)		(0.42)	(0.06)
Paid-in capital from redemption fees (1)	—		0.00 (7)	—
Net asset value, end of period	$9.97		$10.06	$10.26
Total return (2)	0.77	% (3)	2.22%	3.17	% (3)
Net assets, end of period (000s)	$70,403		$90,784	$143,767
Ratio of expenses to average net assets (5)	2.92	% (4)	2.63%	2.86	% (4)
Ratio of expenses to average net assets excluding interest and dividend expenses (5)	2.21	% (4)	2.15%	2.21	% (4)
Ratio of net investment income to average net assets (5)(6)	1.36	% (4)	2.23%	0.71	% (4)
Portfolio turnover rate	396	% (3)	1,009%	1,832	% (3)

*	For the period September 29, 2015 (commencement of operations) through August 31, 2016.

**	Formerly the Investor Class through July 31, 2017.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is less than $0.005.

See accompanying notes to financial statements.

Anchor Tactical Equity Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

	Institutional Class
	Six Months		Period
	Ended		Ended
	February 28, 2018		August 31, 2017*
	(Unaudited)
Net asset value, beginning of period	$11.05		$10.00
Activity from investment operations:
Net investment loss (1)	(0.06)		(0.13)
Net realized and unrealized gain on investments	1.32		1.26
Total from investment operations	1.26		1.13
Less distributions:
From net realized gains	(0.67)		(0.09)
Total distributions	(0.67)		(0.09)
Paid-in capital from redemption fees (1)	—		0.01
Net asset value, end of period	$11.64		$11.05
Total return (2)	11.63	% (3)	11.48	% (3)
Net assets, end of period (000s)	$91,976		$60,366
Ratio of expenses to average net assets (5)	2.09	% (4)	2.40	% (4)
Ratio of expenses to average net assets excluding interest and dividend expenses (5)	2.09	% (4)	2.20	% (4)
Ratio of net investment loss to average net assets (5)(6)	(1.02	)% (4)	(1.24	)% (4)
Portfolio turnover rate	426	% (3)	1,576	% (3)

*	For the period September 6, 2016 (commencement of operations) through August 31, 2017.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Tactical Municipal Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

	Institutional Class
	Six Months		Period
	Ended		Ended
	February 28, 2018		August 31, 2017*
	(Unaudited)
Net asset value, beginning of period	$9.85		$10.00
Activity from investment operations:
Net investment income (1)	0.10		0.00	(7)
Net realized and unrealized loss on investments	(0.23)		(0.16)
Total from investment operations	(0.13)		(0.16)
Less distributions:
From net investment income	(0.10)		0.00	(7)
Total distributions	(0.10)		0.00
Paid-in capital from redemption fees (1)	—		0.01
Net asset value, end of period	$9.62		$9.85
Total return (2)	(1.31	)% (3)	(1.47	)% (3)
Net assets, end of period (000s)	$52,448		$71,063
Ratio of expenses to average net assets (5)	2.20	% (4)	2.10	% (4)
Ratio of net investment income to average net assets (5)(6)	1.99	% (4)	0.02	% (4)
Portfolio turnover rate	89	% (3)	366	% (3)

*	For the period September 6, 2016 (commencement of operations) through August 31, 2017.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is less than $0.005.

See accompanying notes to financial statements.

Anchor Tactical Real Estate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

	Institutional Class
	Six Months Ended		Period Ended
	February 28, 2018		August 31, 2017*
	(Unaudited)
Net asset value, beginning of period	$9.76		$10.00
Activity from investment operations:
Net investment loss (1)	0.09		(0.02)
Net realized and unrealized loss on investments	(0.14)		(0.23	) (7)
Total from investment operations	(0.05)		(0.25)
Less distributions:
From net investment income	(0.10)		—
Total distributions	(0.10)		—
Paid-in capital from redemption fees (1)	—		0.01
Net asset value, end of period	$9.61		$9.76
Total return (2)	(0.53	)% (3)	(2.40	)% (3)
Net assets, end of period (000s)	$107,147		$99,246
Ratio of expenses to average net assets (5)	2.12	% (4)	2.14	% (4)
Ratio of expenses to average net assets excluding interest expenses (5)	2.10	% (4)	2.13	% (4)
Ratio of net investment loss to average net assets (5)(6)	1.81	% (4)	(0.26	)% (4)
Portfolio turnover rate	199	% (3)	630	% (3)

*	For the period September 6, 2016 (commencement of operations) through August 31, 2017.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	The net realized and unrealized loss on investments per share does not accord with the net of the amounts reported in the statement of operations due to the timing of purchases and redemptions of the Fund shares during the period.

See accompanying notes to financial statements.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
February 28, 2018

1.	ORGANIZATION

The Anchor Tactical Credit Strategies Fund (“Credit Fund”), Anchor Tactical Equity Strategies Fund (“Equity Fund”), Anchor Tactical Municipal Strategies Fund (“Muni Fund”) and Anchor Tactical Real Estate Fund (“Real Estate Fund”) (each a “Fund” or collectively “Funds”) are diversified series of shares of the Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Credit Fund, Equity Fund and Muni Fund each have the investment objective to provide total return from income and capital appreciation with a secondary objective of limiting risk during unfavorable market conditions. The Real Estate Fund seeks to achieve above average total returns over a full market cycle with lower correlation and reduced risk when compared to traditional real estate indexes. The Credit Fund commenced operations on September 29, 2015. The Equity Fund, Muni Fund and Real Estate Fund commenced operations on September 6, 2016.

Each Fund offers two share classes designated as Investor Class and Institutional Class. The Investor Class of the Credit Fund converted to the Institutional Class of the Credit Fund on August 1, 2017. The Investor Class of the Credit Fund is no longer available for sale and the Investor Class of the Equity Fund, Muni Fund and Real Estate Fund have not commenced operations. Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their ongoing service and distribution charges.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end investment companies, including exchange-traded funds (“ETF”) and closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2018

investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2018

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2018 for the Funds’ assets and liabilities measured at fair value:

Anchor Tactical Credit Strategies Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$59,457,344	$—	$—	$59,457,344
Total	$59,457,344	$—	$—	$59,457,344

Anchor Tactical Equity Strategies Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$73,306,565	$—	$—	$73,306,565
Total	$73,306,565	$—	$—	$73,306,565

Anchor Tactical Municipal Strategies Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$5,757,000	—	—	$5,757,000
Open-End Funds	42,511,369	—	—	42,511,369
Total	$48,268,369	$—	$—	$48,268,369

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2018

Anchor Tactical Real Estate Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$41,200,087	$—	$—	$41,200,087
Total	$41,200,087	$—	$—	$41,200,087
Liabilities*	Level 1	Level 2	Level 3	Total
Securities Sold Short
Exchange Traded Fund	$22,738,500	$—	$—	$22,738,500
Total	$22,738,500	$—	$—	$22,738,500

There were no transfers between any level during the period ended February 28, 2018.

It is the Funds’ policy to record transfers into or out of any Level at the end of the reporting period.

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for industry classifications.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning its underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Credit Fund and quarterly for the Equity Fund, Muni Fund and Real Estate Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Federal Income Tax – It is the Funds’ policy to qualify as regulated investment companies by complying with the provisions of the Internal Revenue Code that are applicable to regulated

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2018

investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years of 2015 to 2017, or expected to be taken in the Funds’ August 31, 2018 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, state of Nebraska, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	CASH – CONCENTRATION IN UNINSURED ACCOUNT

For cash management purposes the Funds may concentrate cash with the Funds’ custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of February 28, 2018, the Credit Fund, Equity Fund, Muni Fund and Real Estate Fund held $44,179,782, $38,075,760, $4,439,455 and $88,686,511, respectively, in cash at MUFG Union Bank, N.A. that exceeded the FDIC insurance limit of $250,000.

4.	INVESTMENT TRANSACTIONS

For the six months ended February 28, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $303,826,220 and $331,464,260, respectively, for the Credit Fund, $269,295,889 and $263,488,043, respectively, for the Equity Fund, $54,369,580 and $76,159,632, respectively, for the Muni Fund and $163,751,120 and $213,702,034, respectively, for the Real Estate Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Anchor Capital Management Group, Inc. serves as the Funds’ investment adviser (the “Adviser”).

Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Adviser, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2018

compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.60% of each Fund’s average daily net assets. For the six months ended February 28, 2018, the Funds incurred advisory fees of $640,729 for the Credit Fund, $565,597 for the Equity Fund, $497,920 for the Muni Fund and $823,188 for the Real Estate Fund.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Credit Fund, the Equity Fund, the Muni Fund and the Real Estate Fund until at least August 31, 2018, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 2.25% of each Fund’s average daily net assets of the Institutional Class Shares. Fees waived or reimbursed by the Adviser may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years following when such amounts were waived and/or reimbursed if such recoupment can be achieved within the lesser of the foregoing expense limits or the expenses limits in place at the time of the recoupment. During the six months ended February 28, 2018, no fees were waived by the Adviser.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, Institutional Shares of a Fund may pay up to 0.25% of the average daily net assets attributable to the class to pay for certain distribution activities and shareholder services. For the six months ended February 28, 2018, $100,114, $88,374, $77,800 and $128,623 was incurred under the Plan for the Credit Fund, the Equity Fund, the Muni Fund and the Real Estate Fund, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended February 28, 2018, the Distributor did not receive any underwriting commissions for sales of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds for these services.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2018

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended August 31, 2017 and August 31, 2016 was as follows:

For the period ended August 31, 2017:
	Ordinary	Exempt	Long-Term
Portfolio	Income	Income	Capital Gains	Total
Anchor Tactical Credit Strategies Fund	$5,312,680	$—	$152,354	$5,465,034
Anchor Tactical Equity Strategies Fund	494,486	—	—	494,486
Anchor Tactical Municipal Strategies Fund	6,995	13,281	—	20,276
Anchor Tactical Real Estate Fund	—	—	—	—

For the period ended August 31, 2016:
Portfolio	Ordinary Income	Exempt Income	Long-Term Capital Gains	Total
Anchor Tactical Credit Strategies Fund	$699,266	$—	$—	$699,266

Tax equalization allows a Fund to treat as distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable and net capital gains. The Anchor Tactical Credit Strategies fund utilized equalization in the amount of $328,792 which resulted in a difference between tax distributions and book distributions as disclosed on the Statement of Changes for the period ended August 31, 2017. Net investment income and net realized gains(losses), as disclosed on the Statements of Operations and net assets were not affected by these reclassifications.

As of August 31, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Tax-exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Anchor Tactical Credit Strategies Fund	$—	$20,366	$123,774	$—	$—	$(2,164)	$(37,091)	$104,885
Anchor Tactical Equity Strategies Fund	—	4,165,482	—	—	—	—	1,260,920	5,426,402
Anchor Tactical Municipal Strategies Fund	13,053	56,585	—	(3,383,817)	(241,652)	—	1,411,970	(2,143,861)
Anchor Tactical Real Estate Fund	—	—	—	(612,241)	(1,231,504)	—	2,377,602	533,857

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, equalization and the unamortized portion of organizational expenses.

At August 31, 2017, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring			CLCF
Portfolio	Short-Term	Long-Term	Total	Utilized
Anchor Tactical Credit Strategies Fund	$—	$—	$—	$—
Anchor Tactical Equity Strategies Fund	—	—	—	—
Anchor Tactical Municipal Strategies Fund	241,652	—	241,652	—
Anchor Tactical Real Estate Fund	1,231,504	—	1,231,504	—

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2018

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Portfolio	Post October Losses
Anchor Tactical Credit Strategies Fund	$—
Anchor Tactical Equity Strategies Fund	—
Anchor Tactical Municipal Strategies Fund	3,383,817
Anchor Tactical Real Estate Fund	612,241

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, the utilization of earnings and profits on shareholder redemptions and the capitalization of in lieu dividend payments on dividends held short, resulted in reclassifications for the Fund for the period ended August 31, 2017 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Portfolio	Capital	Income (Loss)	Gains (Loss)
Anchor Tactical Credit Strategies Fund	$328,792	$60,059	$(388,851)
Anchor Tactical Equity Strategies Fund	(25,592)	680,438	(654,846)
Anchor Tactical Municipal Strategies Fund	(69,985)	69,985	—
Anchor Tactical Real Estate Fund	(165,245)	165,245	—

7.	REDEMPTION FEES

Through July 24, 2017, the Funds assessed a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Funds from which the redemption is made. The Funds received redemption fees for the year or period ended August 31, 2017 of $33,631, $63,749, $96,507 and $38,916 for the Credit Fund, Equity Fund, Muni Fund and Real Estate Fund, respectively.

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Credit Fund currently invests a portion of its assets in the iShares iBoxx $ High Yield Corporate Bond ETF (“iShares”) and SPDR Bloomberg Barclays High Yield Bond ETF (“SPDR”). The Credit Fund may sell its investment in iShares or SPDR at any time if the Adviser determines that it is in the best interest of the Credit Fund and its shareholders to do so. The performance of the Credit Fund may be directly affected by the performance of iShares and SPDR. The financial statements of iShares and SPDR, including their portfolios of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with the Credit Fund’s financial statements. As of February 28, 2018, the percentage of the Credit Fund’s net assets invested in iShares and SPDR were 36.7% and 33.4%, respectively.

The Equity Fund currently invests a portion of its assets in the PowerShares QQQ Trust Series 1 (“PowerShares”). The Equity Fund may sell its investment in PowerShares at any time if the Adviser determines that it is in the best interest of the Equity Fund and its shareholders to do so. The performance of the Equity Fund may be directly affected by the performance of PowerShares. The financial statements of PowerShares, including its portfolios of investments, can be found at the SEC website, www.sec.gov, and should be read in conjunction with the Equity Fund’s financial statements. As of February 28, 2018, the percentage of the Equity Fund’s net assets invested in PowerShares was 66.4%.

The Muni Fund currently invests a portion of its assets in the Goldman Sachs Short Duration Tax-Free Fund (“Goldman”) and Nuveen Limited Term Municipal Bond Fund (“Nuveen”). The Muni Fund may sell its investment in Goldman or Nuveen at any time if the Adviser determines that it is in the best interest of the Muni Fund and its shareholders to do so. The performance of the Muni Fund may be directly affected by the performance of Goldman and Nuveen. The

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
February 28, 2018

financial statements of Goldman and Nuveen, including their portfolios of investments, can be found at the SEC’s website, www.sec.gov, and should be read in conjunction with the Muni Fund’s financial statements. As of February 28, 2018, the percentage of the Muni Fund’s net assets invested in Goldman and Nuveen were 34.6% and 34.8%, respectively.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2018, Trust Company of America, an account holding shares for the benefit of others in nominee name, held approximately 72%, 74%, 77% and 84% for the Credit Fund, the Equity Fund, the Muni Fund and the Real Estate Fund, respectively, of the voting securities of the Institutional Shares of the Funds. As of February 28, 2018, TD Ameritrade Inc., an account holding shares for the benefit of others in nominee name, held approximately 28% and 26% of the voting securities of the Credit Fund and the Equity Fund’s Shares, respectively. The Funds have no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of the class.

10.	SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Anchor Funds
EXPENSE EXAMPLES
February 28, 2018 (Unaudited)

As a shareholder of the Funds you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During Period
	Value	Value	Expense	9/1/17 –
	9/1/17	2/28/18	Ratio	2/28/18*
Actual
Anchor Tactical Credit Strategies Fund	$1,000.00	$1,007.70	2.92%	$14.55
Anchor Tactical Equity Strategies Fund	$1,000.00	$1,116.30	2.09%	$10.99
Anchor Tactical Municipal Strategies Fund	$1,000.00	$986.90	2.20%	$10.83
Anchor Tactical Real Estate Fund	$1,000.00	$994.70	2.12%	$10.50
Hypothetical
(5% return before expenses)
Anchor Tactical Credit Strategies Fund	$1,000.00	$1,010.30	2.92%	$14.57
Anchor Tactical Equity Strategies Fund	$1,000.00	$1,014.41	2.09%	$10.46
Anchor Tactical Municipal Strategies Fund	$1,000.00	$1,013.90	2.20%	$10.97
Anchor Tactical Real Estate Fund	$1,000.00	$1,014.27	2.12%	$10.60

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181), divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-844-594-1226 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-594-1226.

ADVISER
Anchor Capital Management Group, Inc.
15 Enterprise, Suite 450
Aliso Viejo, California 92656

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 5/4/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 5/4/18

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 5/4/18